IDS Life

Variable Annuity Fund A

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

2000 annual report

Managed by IDS Life Insurance Company

(picture of) Anne Obermeyer

Anne Obermeyer
Portfolio manager

From Your Portfolio Manager:
A Perspective

The stock market lost ground over the past 12 months, as a slump during the final months of 2000 eroded what until then had been a modestly positive period. While the Fund fared better than the market as a whole (as measured by Standard & Poor's 500, an unmanaged index of stocks commonly used to measure the market's performance), it also recorded a loss for the year.

On Dec. 31, 2000, the accumulation unit value of IDS Life Variable Annuity Fund A was $30.54, compared with $32.26 at the beginning of the year. The decrease represented a loss of 5.33% for the 12 months. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

After slumping early in the year, the stock market staged a strong rally that took it to an all-time high in mid-March. But with concerns about higher interest rates and a potential run-up in inflation weighing on investors' minds, stocks, particularly technology-related issues, quickly went into a several-week retreat. From that point, the market basically bobbed up and down until fall.

Along with the change of season came a change in investor sentiment, which now focused on the negative factors of a slowing economy and the likelihood of weaker corporate profits. As a result, the market, with technology stocks again leading the way, went into a slump for most of the final four months of the year.

The Fund's performance roughly followed the pattern of the market, but some asset shifts allowed it to generate better results overall. Early in the year, a substantial exposure to technology stocks produced strong gains, with names such as Intel, Corning, Sanmina and Texas Instruments among the standouts. As the year progressed, however, I greatly reduced the technology holdings. Although that didn't insulate the Fund from the negative effect of subsequent downturns in technology, it did lessen it.

Concurrent with the reduction in technology, I added to investments in health care and financial services stocks. Those holdings worked particularly well later in the year, with Medtronic, Wells Fargo and American International Group providing some of the best performance for the Fund.

Looking toward the new fiscal year, I'm expecting improvement in the investment environment as the period progresses. Although concerns about corporate profits may hold the stock market back early in the year, I think the likelihood of reductions in short-term interest rates by the Federal Reserve, the possibility of income-tax cuts and the relatively low prices on a number of promising stocks could well set the stage for a healthier market.

Anne Obermeyer

The 10 Largest Holdings

                             Percent                     Value
                         (of net assets)         (as of Dec. 31, 2000)
Citigroup                     4.56%                   $19,573,941
Tyco Intl                     4.39                     18,870,000
General Electric              4.24                     18,216,250
American Intl Group           3.87                     16,632,422
Cisco Systems                 3.79                     16,256,249
Guidant                       3.77                     16,181,249
Medtronic                     3.73                     15,999,375
Nokia ADR Cl A                3.12                     13,398,000
Schering-Plough               2.51                     10,782,500
Safeway                       2.40                     10,312,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 36.38% of net assets


Investment Illustration

On the chart below you can see how IDS Life Variable Annuity Fund A's total return compared to the Standard & Poor's 500 Index (S&P 500), an unmanaged list of common stocks, frequently used as a general measure of market performance. In comparing the Fund to the S&P 500, you should take into account the fact that the Fund's performance reflects an 8% total sales and administrative charge, while no such sales charge is reflected in the performance of the S&P 500.
Investment performance of the Fund, after charges, is reflected in the unit value calculation. There are no dividend or capital gain distributions, therefore, the assumed units purchased would remain constant throughout the period.

(line graph of) Investment  performance  of the Fund

                `90        `91        `92        `93        `94        `95        `96        `97        `98        `99        `00
              $9,200     $13,843    $14,744    $16,145    $15,496    $21,010    $25,705    $31,543    $37,016    $48,672    $46,073
Dec. 31
Unit Value    $6.097     $9.135     $9.772     $10.700    $10.271    $13.925    $17.038    $20.906    $24.534    $32.260    $30.538

The above represents an assumed investment of $10,000 into a single payment annuity contract on Dec. 31, 1990. Values are calculated on Dec. 31 of each year. (No new contracts are currently being sold.)

Average Annual Total Return on Each of Three Investments

Date of investment   Period investment held in years       Fund A Annuity Value
Dec. 31, 1990                      10                             +16.51%
Dec. 31, 1995                       5                             +15.07%
Dec. 31, 1999                       1                             -12.91%

The returns reflect the deduction of a sales and administrative charge and mortality and expense risk assurance fee.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of fluctuating security prices. Past performance is no guarantee of future results.

Annual Financial Information

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF MANAGERS AND CONTRACT OWNERS
IDS Life Variable Annuity Fund A:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of IDS Life Variable Annuity Fund A, including the schedule of investments in securities, as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in contract owners' equity for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IDS Life Variable Annuity Fund A at December 31, 2000, the results of its operations for the year then ended, the changes in its contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP
Minneapolis, Minnesota
February 2, 2001

Statement of assets,  liabilities and contract  owners' equity
IDS Life Variable Annuity Fund A

Dec. 31, 2000

Assets
Investments in securities, at value (Note 1)

     (identified cost, $324,135,145)                               $428,833,941
Cash in bank on demand deposit                                          437,361
Dividends and interest receivable                                        83,003
Receivable for investment securities sold                               222,180
                                                                        -------
Total assets                                                       $429,576,485
                                                                   ============

Liabilities
Payable for contract terminations                                  $     87,951
Payable to IDS Life Insurance Company for:
Mortality and expense risk assurance fee                                 11,900
Investment management fee                                                 4,760
                                                                          -----
Total liabilities                                                  $    104,611
                                                                   ------------

Contract owners' equity
Contracts in accumulation period --
     13,805,557 units at $30.54 per unit (Note 5)                  $421,599,212
Contracts in payment period                                           7,872,662
                                                                      ---------
Total contract owners' equity                                       429,471,874
                                                                    -----------
Total liabilities and contract owners' equity                      $429,576,485
                                                                   ============

See accompanying notes to financial statements.

Statement of operations
IDS Life Variable Annuity Fund A

Year ended Dec. 31, 2000

Investment income (loss) -- net
Income:
Dividends                                                        $    1,800,469
Interest                                                              2,340,314
     Less foreign taxes withheld                                         (1,322)
                                                                         ------
Total income                                                          4,139,461
                                                                      ---------
Expenses:
Mortality and expense risk assurance fee (Note 2)                     5,093,495
Investment management fee (Note 3)                                    2,035,854
                                                                      ---------
Total expenses                                                        7,129,349
                                                                      ---------
Investment income (loss)-- net                                       (2,989,888)
                                                                     ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                             185,943,681
Net change in unrealized appreciation
     (depreciation) on investments                                 (203,836,904)
                                                                   ------------
Net gain (loss) on investments                                      (17,893,223)
                                                                    -----------
Net increase (decrease) in contract owners'
     equity from operations                                      $  (20,883,111)
                                                                 ==============

See accompanying notes to financial statements.


Statements of changes in contract owners' equity
IDS Life Variable Annuity Fund A

Year ended Dec. 31,                                       2000            1999

Operations
Investment income (loss)-- net                      $  (2,989,888)   $ (3,175,854)
Net realized gain (loss) on investments               185,943,681      22,913,270
Net change in unrealized appreciation
     (depreciation) on investments                   (203,836,904)    103,607,534
                                                     ------------     -----------
Net increase (decrease) in contract owners'
     equity from operations                           (20,883,111)    123,344,950
                                                      -----------     -----------

Contract transactions
Net contract purchase payments (Note 2)                 1,464,291       1,522,089
Repayment of temporary withdrawals                          5,979          10,586
Net transfers from (to) fixed annuities                   256,833      (1,386,918)
Actuarial adjustment for mortality assurance
     on annuities in payment period                         9,234               --
Contract termination payments and
     temporary withdrawals                            (44,096,038)    (35,426,811)
Annuity payments                                       (1,251,540)     (1,084,383)
                                                       ----------      ----------
Net increase (decrease) from contract transactions    (43,611,241)    (36,365,437)
                                                      -----------     -----------
Net increase (decrease) in contract owners' equity    (64,494,352)     86,979,513
Contract owners' equity at beginning of year          493,966,226     406,986,713
                                                      -----------     -----------
Contract owners' equity at end of year              $ 429,471,874   $ 493,966,226
                                                    =============   =============
See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Life Variable Annuity Fund A (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the year ended Dec. 31, 2000, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of Dec. 31, 2000.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the year ended Dec. 31, 2000, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of Dec. 31, 2000.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding as of Dec. 31, 2000.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

2. MORTALITY AND EXPENSE RISK ASSURANCE FEE  AND SALES CHARGE
IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense risk assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $61,824 for the year ended Dec. 31, 2000 and $64,515 for the year ended Dec. 31, 1999. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT AGREEMENT
The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS AND BASIS FOR DETERMINING REALIZED GAIN AND LOSS
Cost of purchases and proceeds from sales of securities, (other than short-term obligations) aggregated $400,193,734 and $447,896,049 for the year ended Dec. 31, 2000. Net realized gain on investments has been determined on the basis of identified costs.

Brokerage commissions paid to brokers affiliated with IDS Life were $1,500 for the year ended Dec. 31, 2000.

5. ACCUMULATION UNITS
The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                  Year ended       Year ended
                                                 Dec. 31, 2000    Dec. 31, 1999
Units outstanding at beginning of year              15,045,073      16,299,010
Additions for
     contract purchase payments and repayments          42,271          54,334
Net transfers from (to) fixed annuities                  9,643         (48,888)
Deductions for
     contract terminations and withdrawals          (1,291,430)     (1,259,383)
                                                    ----------      ----------
Units outstanding at end of year                    13,805,557      15,045,073
                                                    ----------      ----------


6. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal year ended Dec. 31,
                                                                2000          1999         1998       1997         1996

Accumulation unit value
     at beginning of year                                      $32.26        $24.53       $20.91      $17.04      $13.93

Income from investment operations:

Net investment income (loss)                                     (.20)         (.20)        (.14)       (.12)       (.07)

Net gains (losses)
     (both realized and unrealized)                             (1.52)         7.93         3.76        3.99        3.18

Total from investment operations                                (1.72)         7.73         3.62        3.87        3.11

Accumulation unit value at end of year                         $30.54        $32.26       $24.53      $20.91      $17.04

Total return(a)                                                (5.33%)       31.51%       17.31%      22.71%      22.33%

Ratios/supplemental data

Total contract owners' equity
     at end of year (000 omitted)                            $429,472      $493,966     $406,987    $379,553    $327,778

Ratio of operating expenses
to average daily net assets                                     1.40%         1.40%        1.40%       1.40%       1.40%

Ratio of net investment income (loss)
to average daily net assets                                     (.59%)        (.71%)       (.63%)      (.62%)      (.43%)

Portfolio turnover rate                                           85%            5%          19%         33%         13%

(a) Total return does not reflect payment of a sales charge.

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract holders are paying into the Fund they are called
"accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $9.95 as of Dec. 31, 2000, $10.88 as of Dec. 31, 1999, $8.56 as of Dec. 31, 1998, $7.55 as
of Dec.  31, 1997 and $6.37 as of Dec.  31,  1996.  The value of an annuity unit
(assuming a 5% investment  rate) was $6.20 as of Dec. 31, 2000, $6.88 as of Dec.
31, 1999,  $5.49 as of Dec. 31, 1998,  $4.92 as of Dec. 31, 1997 and $4.21 as of
Dec. 31, 1996.




Investments in Securities

IDS Life Variable Annuity Fund A

Dec. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (91.7%)
Issuer                                                           Shares                           Value(a)
Banks and savings & loans (3.0%)
Bank of America                                                 100,000                         $4,587,500
Wells Fargo                                                     150,000                          8,353,125
Total                                                        12,940,625

Communications equipment & services (8.2%)
Brocade Communications Systems                                   20,000(b)                       1,836,250
Corning                                                         135,000                          7,129,688
JDS Uniphase                                                    100,000(b)                       4,168,750
Nokia ADR Cl A                                                  308,000(c)                      13,398,000
Nortel Networks                                                 110,000(c)                       3,526,875
Tellabs                                                          95,000(b)                       5,367,500
Total                                                        35,427,063

Computer software & services (3.0%)
Akamai Technologies                                              50,000(b)                       1,053,125
Ariba                                                            10,000(b)                         537,500
Microsoft                                                       160,000(b)                       6,960,000
Portal Software                                                 135,000(b)                       1,058,906
VERITAS Software                                                 38,000(b)                       3,325,000
Total                                                                                           12,934,531

Computers & office equipment (11.5%)
America Online                                                   80,000(b)                       2,784,000
Cisco Systems                                                   425,000(b)                      16,256,249
EMC                                                             125,000(b)                       8,312,500
Intl Business Machines                                           60,000                          5,100,000
McDATA Cl B                                                      40,000(b)                       2,190,000
Mercury Interactive                                              24,000(b)                       2,166,000
Sanmina                                                          50,000(b)                       3,831,250
Solectron                                                       250,000(b)                       8,475,000
Total                                                                                           49,114,999

Electronics (6.2%)
Applied Micro Circuits                                           30,000(b)                       2,251,406
Broadcom Cl A                                                    10,000(b)                         845,000
Intel                                                           200,000                          6,050,000
Jabil Circuit                                                   100,000(b)                       2,537,500
Maxim Integrated Products                                       105,000(b)                       5,020,313
PMC-Sierra                                                       35,000(b)                       2,751,875
Texas Instruments                                               155,000                          7,343,125
Total                                                                                           26,799,219

Energy (2.4%)
Anadarko Petroleum                                               80,000                          5,686,400
Murphy Oil                                                       80,000                          4,835,000
Total                                                                                           10,521,400

Energy equipment & services (2.4%)
Halliburton                                                     160,000                          5,800,000
Transocean Sedco Forex                                          100,000                          4,600,000
Total                                                                                           10,400,000

Financial services (8.5%)
Citigroup                                                       383,333                         19,573,941
Merrill Lynch                                                   150,000                         10,228,125
Schwab (Charles)                                                240,000                          6,810,000
Total                                                                                           36,612,066

Health care (17.9%)
Amgen                                                           100,000(b)                       6,393,750
Genentech                                                        60,000(b)                       4,890,000
Guidant                                                         300,000(b)                      16,181,249
Medtronic                                                       265,000                         15,999,375
Pfizer                                                          190,000                          8,740,000
Pharmacia                                                       150,000                          9,150,000
Quest Diagnostics                                                30,000(b)                       4,260,000
Schering-Plough                                                 190,000                         10,782,500
Total                                                                                           76,396,874

Health care services (1.8%)
McKesson HBOC                                                   220,000                          7,895,800

Insurance (3.9%)
American Intl Group                                             168,750                         16,632,422

Leisure time & entertainment (1.5%)
Viacom Cl B                                                     140,000(b)                       6,545,000

Miscellaneous (0.3%)
TyCom                                                            50,000(b,c)                     1,118,750

Multi-industry conglomerates (10.6%)
Danaher                                                         125,000                          8,546,875
General Electric                                                380,000                         18,216,250
Tyco Intl                                                       340,000(c)                      18,870,000
Total                                                                                           45,633,125

Retail (5.7%)
Best Buy                                                        150,000(b)                       4,434,375
CVS                                                             160,000                          9,590,000
Safeway                                                         165,000(b)                      10,312,500
Total                                                                                           24,336,875

Utilities -- gas (3.7%)
Dynegy Cl A                                                     135,000                          7,568,439
Enron                                                           100,000                          8,312,500
Total                                                                                           15,880,939

Utilities -- telephone (1.1%)
SBC Communications                                              100,000                          4,775,000

Total common stocks
(Cost: $289,307,719)                                                                          $393,964,688


Bond (0.1%)
Issuer                                                        Coupon             Principal              Value(a)
                                                               rate               amount
U.S. government obligation & agency
U.S. Treasury
     05-15-16                                                  7.25%                $250,000               $294,063
Total bond
(Cost: $240,313)                                                                                           $294,063

Short-term securities (8.1%)
Issuer                                                      Annualized              Amount                Value(a)
                                                           yield on date          payable at
                                                            of purchase            maturity
U.S. government agencies (6.7%)
Federal Home Loan Bank Disc Nt
     02-09-01                                                  6.45%              $2,200,000             $2,182,558
Federal Natl Mtge Assn Disc Nts
     01-25-01                                                  6.47                9,000,000              8,954,377
     02-05-01                                                  6.42                2,000,000              1,986,067
     02-06-01                                                  6.38                9,000,000              8,938,185
     02-20-01                                                  6.39                6,600,000              6,536,647
Total                                                                                                    28,597,834

Commercial paper (1.4%)
Charta
     01-12-01                                                  6.57                  800,000(d)             797,863
CXC
     01-24-01                                                  6.58                1,000,000(d)             995,269
Gannett
     01-19-01                                                  6.59                  600,000(d)             597,704
Gillette
     01-10-01                                                  6.56                  500,000(d)             498,908
Preferred Receivables
     01-22-01                                                  6.63                1,700,000(d)           1,692,452
Toyota Motor Credit
     01-17-01                                                  6.57                1,400,000(d)           1,395,160
Total                                                                                                     5,977,356

Total short-term securities
(Cost: $34,587,113)                                                                                     $34,575,190

Total investments in securities
(Cost: $324,135,145)(e)                                                                                $428,833,941


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Dec. 31, 2000, the value of foreign securities represented 8.59% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Dec. 31, 2000, the cost of securities for federal income tax purposes was $324,135,145 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $145,678,857
Unrealized depreciation                                       (40,980,061)
                                                              -----------
Net unrealized appreciation                                  $104,698,796
                                                             ------------

Managers and Officers

BOARD OF MANAGERS
Gumer C. Alvero        vice president, American Express Financial Corporation
Rodney P. Burwell      chairman, Xerxes Corporation (fiberglass storage tanks)
Jean B. Keffeler       independent management consultant
Richard W. Kling       chairman of the board and president
Thomas R. McBurney     president, McBurney Management Advisors



PRINCIPAL OFFICERS
Besides Mr. Kling, who is president, the Fund's other officers are:
Lorraine R. Hart       vice president, investments
Jeffrey S. Horton      vice president and treasurer
Timothy S. Meehan      secretary
Teresa J. Rasmussen    general counsel and assistant secretary
Philip C. Wentzel      controller



Additional Information

The investment objective of IDS Life Variable Annuity Fund A is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDS Life.

There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDSLife Variable Annuity Fund A, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDS Life Insurance Company,
Minneapolis, Minnesota

Custodian:
American Express Trust Company
Minneapolis, Minnesota

Sub-Custodian:
Bank of New York
New York, New York

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              PRSRT STD AUTO
                                                               U.S. POSTAGE
                                                                   PAID
                                                                 AMERICAN
                                                                 EXPRESS


                                                             S-6447 R (3/01)